UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Dreman High Return Equity Fund

	Shares	Value ($)

Common Stocks 90.5%
Consumer Discretionary 5.4%
Multiline Retail 0.7%
Macy's, Inc.	2,006,750	63,654,110
Specialty Retail 4.7%
Borders Group, Inc. (a) (b)	3,495,900	52,438,500
Home Depot, Inc.	3,535,600	135,448,836
Lowe's Companies, Inc.	4,532,600	140,782,556
Staples, Inc.	3,739,517	88,813,529

		417,483,421

Consumer Staples 10.2%
Tobacco
Altria Group, Inc.	8,314,815	577,131,309
Imperial Tobacco Group PLC (ADR)	710,950	64,340,975
UST, Inc. (b)	5,364,330	264,354,183

		905,826,467
Energy 23.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	4,941,600	242,039,568
Apache Corp.	3,311,400	256,236,132
Chevron Corp. (b)	3,715,025	326,030,594
ConocoPhillips	8,292,065	679,037,203
Devon Energy Corp.	3,716,800	279,912,208
EnCana Corp. (b)	1,416,042	82,838,457
Occidental Petroleum Corp.	2,920,328	165,553,394

		2,031,647,556
Financials 23.7%
Commercial Banks 7.0%
KeyCorp.	2,213,400	73,706,220
PNC Financial Services Group, Inc.	3,157,864	222,218,890
US Bancorp.	4,193,960	135,674,606
Wachovia Corp.	3,868,824	189,494,999

		621,094,715
Diversified Financial Services 2.6%
Bank of America Corp.	2,867,001	145,299,610
CIT Group, Inc.	947,275	35,589,122
JPMorgan Chase & Co.	1,044,569	46,504,212

		227,392,944
Insurance 3.0%
Chubb Corp.	2,551,900	130,478,647
Hartford Financial Services Group, Inc.	1,197,700	106,487,507
The Travelers Companies, Inc.	494,660	25,000,117

		261,966,271
Thrifts & Mortgage Finance 11.1%
Fannie Mae	3,852,625	252,770,726
Freddie Mac	6,909,984	425,724,114
Sovereign Bancorp, Inc. (b)	4,135,082	74,762,283
Washington Mutual, Inc.	6,289,699	230,957,747

		984,214,870
Health Care 15.2%
Biotechnology 0.7%
Amgen, Inc.*	1,212,000	60,733,320
Health Care Equipment & Supplies 0.0%
Covidien Ltd.	90,143	3,590,396
Health Care Providers & Services 6.5%
Aetna, Inc.	3,688,320	187,772,371
Quest Diagnostics, Inc. (b)	427,383	23,399,219
UnitedHealth Group, Inc.	7,264,420	363,293,644

		574,465,234
Pharmaceuticals 8.0%
Eli Lilly & Co.	1,701,700	97,592,495
Pfizer, Inc.	12,230,600	303,808,104

Wyeth	6,599,990	305,579,537

		706,980,136
Industrials 8.9%
Aerospace & Defense 2.7%
Northrop Grumman Corp.	1,116,000	87,985,440
United Technologies Corp.	2,025,500	151,163,065

		239,148,505
Air Freight & Logistics 0.5%
FedEx Corp.	348,200	38,190,576
Commercial Services & Supplies 0.1%
Corrections Corp. of America*	356,142	9,138,604
Industrial Conglomerates 5.6%
3M Co.	3,318,215	301,924,383
General Electric Co.	4,871,400	189,351,318
Tyco International Ltd.	147,910	6,531,705

		497,807,406
Information Technology 0.5%
Electronic Equipment & Instruments 0.0%
Tyco Electronics Ltd.*	58,761	2,048,996
Software 0.5%
Microsoft Corp.	1,547,300	44,453,929
Materials 0.0%
Chemicals
Tronox, Inc. "B"	4,368	44,030
Telecommunication Services 2.3%
Diversified Telecommunication Services
Verizon Communications, Inc.	4,794,100	200,776,908
Utilities 1.3%
Independent Power Producers & Energy Traders
TXU Corp.	1,750,100	117,956,740

Total Common Stocks (Cost $5,734,227,605)		8,008,615,134
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 5.49% (c) (d) (Cost $160,766,130)	160,766,130	160,766,130
Cash Equivalents 9.0%
Cash Management QP Trust, 5.32% (c) (Cost $790,951,846)	790,951,846	790,951,846
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,685,945,581)	101.3	8,960,333,110
Other Assets and Liabilities, Net	(1.3)	(114,326,964)

Net Assets	100.0	8,846,006,146

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

Affiliated issuer. An Affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the nine months ended August 31, 2007 with companies which are or were affiliates is as follows:

Affiliate	Value ($) at 11/30/2006	Purchase Cost ($)	Sales Cost (s)	Realized Gain/Loss ($)	Dividend Income ($)	Shares at 8/31/2007	Value ($) at 8/31/2007
Borders Group, Inc.	120,376,140	-	29,115,137	7,346,644	1,507,330	3,495,900	52,438,500
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $157,046,715 which is 1.8% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending
ADR: American Depositary Receipt
At August 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	9/20/2007	2,095	807,170,156	773,421,625	(33,748,531)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007